UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
April 30, 2015

Principal
Amount (000)	Description (1)	Coupon (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 151.4% (97.1% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 123.8% (79.4% of Total Investments) (2)
	Aerospace & Defense - 1.4% (0.9% of Total Investments)
$ 3,242	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$ 3,281,993
3,835	Sequa Corporation, Term Loan B, (DD1)	5.250%	6/19/17	B3	3,485,407
7,077	Total Aerospace & Defense				6,767,400
	Airlines - 3.4% (2.2% of Total Investments)
2,000	American Airlines, Inc., Term Loan B, First Lien	3.750%	10/10/21	BB	2,010,834
2,449	American Airlines, Inc., Term Loan	3.750%	6/27/19	BB	2,462,600
5,855	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	5,868,766
2,933	Delta Air Lines, Inc., Term Loan B2	2.433%	4/18/16	BBB-	2,936,427
2,970	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB	2,977,161
16,207	Total Airlines				16,255,788
	Automobiles - 3.6% (2.3% of Total Investments)
9,900	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	9,923,681
5,568	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	5,586,278
1,500	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,505,937
16,968	Total Automobiles				17,015,896
	Building Products - 0.7% (0.4% of Total Investments)
1,990	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,994,442
1,170	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	1,174,680
3,160	Total Building Products				3,169,122
	Capital Markets - 1.0% (0.6% of Total Investments)
2,815	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,832,171
1,970	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,983,544
4,785	Total Capital Markets				4,815,715
	Chemicals - 1.6% (1.1% of Total Investments)
2,434	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	2,441,162
441	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/12/22	BB-	443,984
3,493	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	3,513,452
1,466	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	1,468,725
7,834	Total Chemicals				7,867,323
	Commercial Services & Supplies - 3.2% (2.1% of Total Investments)
1,421	Acosta Holdco Inc., First Lien Term Loan B	4.250%	9/30/21	B	1,430,313
969	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	968,712
2,500	CCS Income Trust, Term Loan, First Lien, (WI/DD)	TBD	TBD	B-	2,382,813
261	Education Management LLC, Tranche A, Term Loan, (DD1)	5.500%	7/02/20	N/R	235,111
440	Education Management LLC, Tranche B, Term Loan, (DD1)	2.004%	7/02/20	N/R	353,728
716	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	714,007
3,222	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,040,359
333	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	313,333
7,111	Millennium Laboratories, Inc., Tranche B, Term Loan, (DD1)	5.250%	4/16/21	B+	5,884,575
16,973	Total Commercial Services & Supplies				15,322,951
	Communications Equipment - 2.0% (1.3% of Total Investments)
5,926	Avaya, Inc., Term Loan B3	4.681%	10/26/17	B1	5,910,963
1,603	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	1,606,474
2,000	Riverbed Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	B1	2,025,156
9,529	Total Communications Equipment				9,542,593
	Containers & Packaging - 0.5% (0.3% of Total Investments)
2,547	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	2,576,075
	Diversified Consumer Services - 6.1% (3.9% of Total Investments)
5,795	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	5,841,741
2,375	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,393,140
1,453	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	B+	1,464,932
7,237	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB-	7,272,395
1,467	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	1,426,479
2,641	New Albertson’s, Inc., Term Loan	4.750%	6/24/21	Ba3	2,655,842
8,005	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	8,037,946
28,973	Total Diversified Consumer Services				29,092,475
	Diversified Financial Services - 1.4% (0.9% of Total Investments)
2,516	McGraw Hill Global Education Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	N/R	2,516,022
1,610	RCS Capital, Term Loan	6.500%	4/29/19	B	1,592,159
1,496	TransFirst, Inc., Term Loan, First Lien	5.500%	11/12/21	B	1,510,277
1,000	TransFirst, Inc., Term Loan, Second Lien	9.000%	11/07/22	CCC+	1,007,750
6,622	Total Diversified Financial Services				6,626,208
	Diversified Telecommunication Services - 6.0% (3.9% of Total Investments)
1,076	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,079,575
209	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	209,565
4,000	Level 3 Financing, Inc., Term Loan B, First Lien	4.500%	1/31/22	BB	4,022,916
2,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB	2,678,333
1,489	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	1,496,503
750	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	761,250
9,441	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	9,502,623
3,328	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB-	3,335,480
2,145	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB-	2,149,446
3,527	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB-	3,535,072
28,632	Total Diversified Telecommunication Services				28,770,763
	Electronic Equipment, Instruments & Components - 0.5% (0.3% of Total Investments)
2,434	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	2,433,820
	Energy Equipment & Services - 1.4% (0.9% of Total Investments)
4,043	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	3,286,561
664	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B+	621,213
2,413	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	1,729,795
1,446	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	1,278,940
8,566	Total Energy Equipment & Services				6,916,509
	Food & Staples Retailing - 6.7% (4.3% of Total Investments)
3,473	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB-	3,504,570
18,501	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB-	18,722,259
3,295	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	3,317,214
2,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	2,531,250
1,175	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B+	1,180,141
2,647	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB-	2,661,464
31,591	Total Food & Staples Retailing				31,916,898
	Food Products - 6.6% (4.2% of Total Investments)
3,858	H.J Heinz Company, Term Loan B2	3.250%	6/05/20	BB+	3,867,371
1,489	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	1,492,881
6,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	6,000,000
1,925	Pinnacle Foods Finance LLC, Term Loan G	3.000%	4/29/20	BB+	1,928,809
14,125	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	14,192,363
4,100	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B3	3,936,000
31,497	Total Food Products				31,417,424
	Health Care Equipment & Supplies - 3.0% (1.9% of Total Investments)
714	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	725,000
1,492	CareCore National LLC, Term Loan	5.500%	3/05/21	B	1,509,253
2,015	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	2,022,698
2,230	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB-	2,248,271
4,300	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	4,347,585
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	2,562,762
975	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	979,062
14,279	Total Health Care Equipment & Supplies				14,394,631
	Health Care Providers & Services - 4.7% (3.0% of Total Investments)
3,950	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	3,978,393
7,346	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	7,453,462
867	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B-	890,437
1,496	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,509,295
2,214	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	2,222,795
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	1,499,375
1,303	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B-	1,270,070
1,791	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	1,800,908
1,555	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	1,559,216
22,022	Total Health Care Providers & Services				22,183,951
	Health Care Technology - 0.5% (0.3% of Total Investments)
2,126	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	2,148,211
	Hotels, Restaurants & Leisure - 5.7% (3.6% of Total Investments)
8,370	Burger King Corporation, Term Loan B, First Lien	4.500%	12/10/21	B+	8,481,236
2,413	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB-	2,432,705
3,864	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB-	3,895,773
391	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	BB+	394,802
2,223	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	4.750%	11/30/20	B+	2,242,568
1,955	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	1,958,666
1,995	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB-	2,017,581
2,963	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB-	2,995,828
2,734	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	2,755,145
26,908	Total Hotels, Restaurants & Leisure				27,174,304
	Household Durables - 0.3% (0.2% of Total Investments)
916	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	923,250
640	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB+	643,276
1,556	Total Household Durables				1,566,526
	Industrial Conglomerates - 0.2% (0.1% of Total Investments)
896	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	888,550
	Insurance - 2.4% (1.6% of Total Investments)
191	Alliant Holdings I LLC, Incremental Term Loan	5.000%	12/23/19	B+	192,027
2,272	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.250%	12/20/19	B+	2,281,534
4,436	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	4,429,033
4,656	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	4,670,530
11,555	Total Insurance				11,573,124
	Internet & Catalog Retail - 1.1% (0.7% of Total Investments)
4,988	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	5,045,559
	Internet Software & Services - 2.2% (1.4% of Total Investments)
739	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba3	744,060
290	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba3	290,315
3,421	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	3,444,059
5,833	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	5,902,569
10,283	Total Internet Software & Services				10,381,003
	IT Services - 1.1% (0.7% of Total Investments)
5,126	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	5,081,508
247	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	247,883
129	Zayo Group LLC, Term Loan B	4.000%	7/02/19	Ba3	128,862
5,502	Total IT Services				5,458,253
	Leisure Products - 1.8% (1.2% of Total Investments)
2,265	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	2,265,998
3,161	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	BB-	3,183,164
2,156	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	2,177,701
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	1,008,750
8,582	Total Leisure Products				8,635,613
	Machinery - 0.6% (0.4% of Total Investments)
1,714	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	1,735,109
995	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	1,000,104
2,709	Total Machinery				2,735,213
	Media - 17.5% (11.2% of Total Investments)
2,189	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	2,199,774
1,450	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,459,213
2,221	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	1,999,312
979	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	941,991
3,474	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	3,167,626
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	1,168,125
1,646	Clear Channel Communications, Inc., Term Loan E	7.684%	7/30/19	CCC+	1,601,475
2,478	Clear Channel Communications, Inc., Tranche D, Term Loan	6.934%	1/30/19	CCC+	2,377,087
9,966	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	9,843,880
2,613	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB-	2,642,245
191	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB-	192,123
594	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	596,439
1,985	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	1,985,993
3,226	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	3,251,330
1,125	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/13/22	BB-	1,136,250
2,469	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	BB-	2,487,266
1,950	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	1,956,094
3,744	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	3,763,817
3,239	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	3,256,214
2,211	Springer Science & Business Media GmbH, First Lien Term Loan B, (WI/DD)	TBD	TBD	N/R	2,223,907
23,070	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	23,213,392
8,428	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	8,440,346
1,520	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	CCC+	1,440,316
1,478	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	1,471,590
519	Yell Group PLC, Term Loan A2	5.270%	3/01/19	CCC+	821,337
39	Yell Group PLC, Term Loan A2, (5)	1.500%	3/03/19	CCC+	—
1,286	Yell Group PLC, Term Loan B2, PIK, (5)	0.000%	3/03/24	CCC-	—
85,590	Total Media				83,637,142
	Multiline Retail - 2.2% (1.4% of Total Investments)
7,000	Dollar Tree, Inc., Initial Term Loan B, First Lien	4.250%	3/09/22	BB+	7,100,058
384	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	386,572
2,853	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	2,846,304
10,237	Total Multiline Retail				10,332,934
	Oil, Gas & Consumable Fuels - 3.2% (2.1% of Total Investments)
586	Citgo Petroleum Corporation, Term Loan B	4.500%	7/29/21	B+	589,088
2,300	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	2,242,110
5,449	Energy and Exploration Partners, Term Loan, (DD1)	7.750%	1/22/19	N/R	4,782,793
173	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	171,643
3,185	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	2,492,162
1,303	Harvey Gulf International Marine, Inc., Term Loan B, (WI/DD)	TBD	TBD	B	1,032,652
2,934	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	2,408,800
908	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	894,158
845	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB-	848,426
17,683	Total Oil, Gas & Consumable Fuels				15,461,832
	Pharmaceuticals - 5.6% (3.6% of Total Investments)
1,179	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B	1,176,544
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	19,531
62	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	62,632
944	Grifols, Inc., Term Loan	3.184%	2/27/21	Ba1	947,690
2,226	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	2,231,186
385	Par Pharmaceutical Companies, Inc., Term Loan B3	4.250%	9/30/19	B1	387,869
2,978	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	2,985,563
2,485	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.000%	12/01/18	Ba2	2,500,463
3,811	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	3,841,636
2,818	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB+	2,828,363
1,882	Therakos, Inc., Term Loan, First Lien	7.000%	12/27/17	B	1,881,115
3,500	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	BB+	3,528,658
1,418	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	BB+	1,423,951
2,680	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	2,691,934
29,493	Total Pharmaceuticals				26,507,135
	Professional Services - 0.0% (0.0% of Total Investments)
156	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	156,082
	Real Estate Investment Trust - 4.2% (2.7% of Total Investments)
10,800	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/16/22	BB	10,800,000
3,920	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	3,939,365
1,431	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	1,428,784
3,966	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	3,810,347
20,117	Total Real Estate Investment Trust				19,978,496
	Real Estate Management & Development - 1.2% (0.8% of Total Investments)
2,482	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,537,771
3,391	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	3,415,133
5,873	Total Real Estate Management & Development				5,952,904
	Semiconductors & Semiconductor Equipment - 2.9% (1.9% of Total Investments)
4,944	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	4,973,801
4,915	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	4,939,858
1,970	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	1,987,545
1,942	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB-	1,942,861
13,771	Total Semiconductors & Semiconductor Equipment				13,844,065
	Software - 9.6% (6.1% of Total Investments)
2,000	Ascend Learning LLC, Term Loan, Second Lien	9.500%	11/30/20	CCC+	1,997,500
4,493	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	4,514,975
4,240	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	4,174,023
4,502	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	4,420,475
1,627	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	BB-	1,635,511
1,000	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	1,012,917
2,914	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	2,928,523
1,865	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	1,865,227
8,396	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	8,388,755
1,235	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB-	1,242,684
2,100	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB-	2,106,999
4,631	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	4,662,596
2,179	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	2,195,911
4,386	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	4,446,114
45,568	Total Software				45,592,210
	Specialty Retail - 1.3% (0.8% of Total Investments)
1,943	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,942,667
2,250	Petsmart Inc., Term Loan B, First Lien	5.000%	3/11/22	BB-	2,280,656
449	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	9/30/21	BB+	456,482
1,600	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	1,608,555
6,242	Total Specialty Retail				6,288,360
	Technology Hardware, Storage & Peripherals - 2.7% (1.7% of Total Investments)
12,838	Dell, Inc., Term Loan B	4.500%	4/29/20	BBB	12,903,472
	Textiles, Apparel & Luxury Goods - 0.5% (0.3% of Total Investments)
2,477	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	2,496,117
	Trading Companies & Distributors - 1.2% (0.8% of Total Investments)
4,498	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	4,521,342
1,250	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B-	1,233,946
5,748	Total Trading Companies & Distributors				5,755,288
	Transportation Infrastructure - 0.4% (0.3% of Total Investments)
100	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	94,445
582	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	547,779
557	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.325%	3/19/21	B2	524,679
802	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	755,558
2,041	Total Transportation Infrastructure				1,922,461
	Wireless Telecommunication Services - 1.6% (1.0% of Total Investments)
4,358	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	4,392,431
3,185	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	3,249,496
7,543	Total Wireless Telecommunication Services				7,641,927
$ 600,178	Total Variable Rate Senior Loan Interests (cost $595,053,064)				591,162,323

Shares	Description (1)				Value
	COMMON STOCKS – 1.6% (1.0% of Total Investments)
	Diversified Consumer Services - 0.4% (0.2% of Total Investments)
71,949	Cengage Learning Holdings II LP, (7), (8)				$ 1,834,699
	Hotels, Restaurants & Leisure - 0.2% (0.2% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (7), (8)				1,208,679
	Media - 1.0% (0.6% of Total Investments)
5,752	Cumulus Media, Inc., (8)				13,114
23,363	Metro-Goldwyn-Mayer, (7), (8)				1,833,996
44,843	Tribune Company				2,514,347
36,087	Tribune Company, (5)				-
11,210	Tribune Publishing Company				196,960
	Total Media				4,558,417
	Software - 0.0% (0.0% of Total Investments)
496,552	Eagle Topco LP, (5), (8)				1
	Total Common Stocks (cost $6,629,491)				7,601,796

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1% (0.0% of Total Investments)
	Diversified Consumer Services - 0.1% (0.0% of Total Investments)
9,855	Education Management Corporation, (WI/DD)	7.500%		N/R	$ 98,550
3,476	Education Management Corporation, (WI/DD)	7.500%		N/R	210,878
	Total Diversified Consumer Services				309,428
	Total $25 Par (or similar) Retail Preferred (cost $32,358)				309,428

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.3% (0.2% of Total Investments)
	Communications Equipment - 0.3% (0.2% of Total Investments)
$ 550	Nortel Networks Corp., (6)	1.750%	4/15/12	N/R	$ 528,000
1,000	Nortel Networks Corp., (6)	2.125%	4/15/14	N/R	962,500
1,550	Total Communications Equipment				1,490,500
$ 1,550	Total Convertible Bonds (cost $1,307,500)				1,490,500

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 19.9% (12.9% of Total Investments)
	Commercial Services & Supplies - 0.2% (0.1% of Total Investments)
$ 900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B-	$ 922,500
	Communications Equipment - 1.0% (0.7% of Total Investments)
2,000	Avaya Inc., 144A	10.500%	3/01/21	CCC+	1,760,000
3,000	Nortel Networks Limited, (6)	0.000%	7/15/11	N/R	3,105,000
5,000	Total Communications Equipment				4,865,000
	Consumer Finance - 0.4% (0.3% of Total Investments)
2,000	First Data Corporation, 144A	7.375%	6/15/19	BB	2,077,500
	Containers & Packaging - 0.3% (0.2% of Total Investments)
1,178	Reynolds Group	9.875%	8/15/19	CCC+	1,255,306
	Diversified Telecommunication Services - 1.7% (1.1% of Total Investments)
400	IntelSat Limited	6.750%	6/01/18	CCC+	399,750
4,300	IntelSat Limited	7.750%	6/01/21	CCC+	3,950,625
4,100	IntelSat Limited	8.125%	6/01/23	CCC+	3,752,771
8,800	Total Diversified Telecommunication Services				8,103,146
	Health Care Equipment & Supplies - 1.8% (1.2% of Total Investments)
3,000	Kinetic Concepts	10.500%	11/01/18	B-	3,228,750
2,000	Kinetic Concepts	12.500%	11/01/19	CCC+	2,179,800
3,000	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	3,202,500
8,000	Total Health Care Equipment & Supplies				8,611,050
	Health Care Providers & Services - 2.1% (1.4% of Total Investments)
3,000	Community Health Systems, Inc.	5.125%	8/01/21	BB	3,105,000
4,800	Community Health Systems, Inc.	6.875%	2/01/22	B+	5,093,999
900	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	933,750
1,000	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	1,052,500
9,700	Total Health Care Providers & Services				10,185,249
	Hotels, Restaurants & Leisure - 0.1% (0.0% of Total Investments)
275	Scientific Games Corporation	8.125%	9/15/18	B-	253,000
	Machinery - 0.2% (0.1% of Total Investments)
1,030	Xerium Technologies	8.875%	6/15/18	B	1,068,625
	Media - 5.3% (3.4% of Total Investments)
1,714	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC-	1,499,750
6,412	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	6,339,865
10,718	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	8,601,284
7,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	6,711,250
1,200	Expo Event Transco Inc., 144A	9.000%	6/15/21	B-	1,231,500
1,000	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	1,107,500
28,044	Total Media				25,491,149
	Pharmaceuticals - 1.4% (0.9% of Total Investments)
1,250	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B1	1,323,438
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,095,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	1,066,250
2,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	2,170,000
6,250	Total Pharmaceuticals				6,654,688
	Real Estate Investment Trust - 0.3% (0.2% of Total Investments)
1,250	Istar Financial Inc.	4.000%	11/01/17	BB-	1,233,313
	Semiconductors & Semiconductor Equipment - 1.2% (0.7% of Total Investments)
2,000	Advanced Micro Devices, Inc.	6.750%	3/01/19	B-	1,740,000
2,050	Advanced Micro Devices, Inc.	7.750%	8/01/20	B-	1,681,000
2,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B-	2,050,000
6,550	Total Semiconductors & Semiconductor Equipment				5,471,000
	Software - 0.7% (0.5% of Total Investments)
1,750	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,605,625
1,100	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	902,000
850	Infor Us Inc.	11.500%	7/15/18	B-	919,063
3,700	Total Software				3,426,688
	Specialty Retail - 0.1% (0.1% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	Caa1	522,500
	Wireless Telecommunication Services - 3.1% (2.0% of Total Investments)
750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	802,500
7,250	Sprint Corporation	7.875%	9/15/23	B+	7,277,187
3,750	Sprint Corporation	7.125%	6/15/24	B+	3,604,688
2,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	2,873,750
175	T-Mobile USA Inc.	6.731%	4/28/22	BB	184,406
175	T-Mobile USA Inc.	6.836%	4/28/23	BB	185,063
14,850	Total Wireless Telecommunication Services				14,927,594
$ 98,027	Total Corporate Bonds (cost $96,901,311)				95,068,308

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 5.7% (3.6% of Total Investments)
$ 800	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14, 144A	5.274%	11/20/24	BB	$ 770,366
2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.775%	7/20/23	BB	2,399,548
1,250	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	4.875%	7/15/25	BB	1,141,035
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A, 144A	4.675%	1/15/23	BB	1,380,464
250	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.253%	4/15/24	BB	233,257
1,800	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.025%	10/19/22	BB	1,762,191
4,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A, 144A	5.282%	2/25/17	BB-	3,718,580
2,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	5.770%	4/15/22	BB	1,986,292
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A, 144A	5.425%	4/19/22	BB	1,443,750
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.625%	4/22/22	BB	1,490,207
1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A	5.802%	4/20/26	Ba3	1,174,290
500	North End CLO Limited, Loan Pool, 144A	4.875%	7/17/25	BB	436,727
2,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A, 144A	5.774%	5/15/23	BB	1,933,654
450	Oak Hill Credit Partners Series 2013-9A, 144A	5.275%	10/20/25	BB-	414,486
2,240	Oak Hill Credit Partners, Series 2012-7A, 144A	5.276%	11/20/23	BB	2,065,125
2,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.276%	11/8/24	BB-	1,862,968
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.174%	12/15/22	BB	990,312
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.032%	5/24/23	BB	1,917,706
$ 28,540	Total Asset-Backed Securities (cost $26,282,743)				27,120,958
	Total Long-Term Investments (cost $726,206,467)				722,753,313

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 4.6% (2.9% of Total Investments)
	REPURCHASE AGREEMENTS - 4.6% (2.9% of Total Investments)
$ 21,910	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $21,909,782, collateralized by $22,405,000 U.S. Treasury Notes, 1.375%, due 4/30/20, value $22,348,988	0.000%	5/01/15		$ 21,909,782
	Total Short-Term Investments (cost $21,909,782)				21,909,782
	Total Investments (cost $748,116,249) – 156.0%				744,663,095
	Borrowings – (39.6)% (9), (10)				(188,800,000)
	Variable Rate Term Preferred Shares, at Liquidation Value – (20.5)% (11)				(98,000,000)
	Other Assets Less Liabilities - 4.1%				19,333,923
	Net Assets Applicable to Common Shares - 100%				$ 477,197,018

	Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

	Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

	Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1		Level 2	Level 3	Total
	Long-Term Investments:
	Variable Rate Senior Loan Interests	$ –	$ 591,162,323	$ –	* $ 591,162,323
	Common Stocks	2,724,421	4,877,374	1	7,601,796
	$25 Par (or similar) Retail Preferred	–	309,428	–	309,428
	Convertible Bonds	–	1,490,500	–	1,490,500
	Corporate Bonds	–	95,068,308	–	95,068,308
	Asset-Backed Securities	–	27,120,958	–	27,120,958
	Short-Term Investments:
	Repurchase Agreements	–	21,909,782	–	21,909,782
	Total	$ 2,724,421	$ 741,938,673	$ 1	$ 744,663,095
	* Value equals zero as of the end of the reporting period.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	As of April 30, 2015, the cost of investments was $748,539,235.

	Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

	Gross unrealized:
	Appreciation				$ 12,953,915
	Depreciation				(16,830,055)

	Net unrealized appreciation (depreciation) of investments				$ (3,876,140)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)				All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
	(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

	(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

	(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(5)				Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
	(6)

As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

	(7)				For fair value measurement disclosure purposes, investment classified as Level 2.
	(8)				Non-income producing; issuer has not declared a dividend within the past twelve months.
	(9)				Borrowings as a percentage of Total Investments is 25.4%.
	(10)				The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.
	(11)				Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 13.2%.
	(DD1)				Portion of investment purchased on a delayed delivery basis.
	(WI/DD)				Purchased on a when-issued or delayed delivery basis.
	144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

	TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Item 2. Controls and Procedures.

a.     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2015